Financial Instruments and Fair Value Disclosures - Summary of Valuation Techniques and Key Inputs Used in Fair Value Measurement of Significant Level 2 Financial Instruments (Details) - Level 2	12 Months Ended
Mar. 31, 2019
AusCann Options
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Black-Scholes option pricing model
Key inputs	Quoted prices in active market
TerrAscend Warrants
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Black-Scholes option pricing model
Key inputs	Quoted prices in active market
Convertible senior note
Disclosure Of Financial Instruments [Line Items]
Valuation techniques	Convertible note pricing model
Key inputs	Quoted prices in over-the-counter broker market